CONVERTIBLE NOTES RECEIVABLE (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 16, 2023	Feb. 21, 2023	Dec. 21, 2022	Dec. 31, 2022	Dec. 02, 2022
Advanced Magnetic Lab, Inc. [Member]
Description for promissory note				the Company will receive between 0.5% and 1.5% of the sales revenue received from sales of product(s) developed under a Technology Development and Services Agreement
Convertible Promissory Note		$ 50,000
Advance payment by owner			$ 250,000
Converted into Common stock			166,667
Muturity date			Dec. 21, 2024
Description of Royalty agreement			the Company will receive between 0.5% and 1.5% of the sales revenue received from sales of product(s) developed under a Technology Development and Services Agreement
Heart Water Inc. [Member]
Annual interest rate for promissory note				8.00%
Convertible Promissory Note	$ 400,000
Advance payment by owner					$ 100,000